Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Statement [Line Items]
Unabsorbed depreciation	₨ 0
Tax losses, Offsetting period	8 years
Deferred tax asset utilisation of which is dependent on future taxable profits	₨ 1,062	₨ 1,611	$ 14
Additional tax outflow	969
Subsidiaries
Statement [Line Items]
Deferred tax liability not recognized as parent control distribution of earning of subsidiaries available for distribution	17,662	15,783
Unabsorbed Depreciation And Tax Losses
Statement [Line Items]
Unabsorbed depreciation	177,659	129,232
Unabsorbed Depreciation
Statement [Line Items]
Unabsorbed depreciation	₨ 8,040	1,535
Unused tax credits
Statement [Line Items]
Description of Expiry year of Temporary difference, unused tax losses and unused tax credits	The expiry year of MAT credit is 15 years from the date of entitlement and deferred tax has been recognised on MAT credit which are expected to be utilised before the expiry year.
Temporary difference, unused tax losses and unused tax credits, Expiry terms	15 years
Unused tax credit	₨ 316	82
Unused tax credits | Top of Range
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	15 years
Unused tax credits | Bottom of Range
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	8 years
Capital Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 828	828
Temporary difference, unused tax losses and unused tax credits, Expiry terms	7 years
Group Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 4,018	7,586
Deferred tax asset utilisation of which is dependent on future taxable profits	₨ 44,374	₨ 34,016
Group Tax Losses | Top of Range
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	8 years	8 years
Group Tax Losses | Bottom of Range
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	4 years	5 years
India | Unabsorbed Depreciation And Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 183,625	₨ 140,086
India | Unused tax losses
Statement [Line Items]
Unabsorbed depreciation	₨ 5,966	₨ 10,854